SHORT-TERM LOAN RECEIVABLE (Details)	1 Months Ended
	Jan. 31, 2017 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net, Current			¥ 50,000,000	$ 7,201,498
Shanghai Chenghuan | Short-term notes receivable, through entrusted bank loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable from Shanghai Chenghuan, through entrusted bank loans		¥ 50,000,000
Interest rate		7.75%
Period of the option to convert its creditor rights into equity interests after commencement		1 year
Shanghai Chenghuan | Short-term notes receivable, through entrusted bank loans | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period of the option to convert its creditor rights into equity interests after commencement	1 year
Notes, Loans and Financing Receivable, Net, Current	¥ 18,000,000
Loans Receivable Collateral Percentage	100.00%